NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - Schedule of non-current assets and in disposal groups held for sale - Non-current Assets And In Disposal Groups Held For Sale [Member] - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - Schedule of non-current assets and in disposal groups held for sale [Line Items]
Aircraft	$ 99,694	$ 275,000
Engines and rotables	46,724	740
Other assets	374	382
Total	$ 146,792	$ 276,122